Employee Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Amounts recognized in the consolidated financial statements with respect to these plans are as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
Cost of unit-based compensation allocated to Predecessor general and administrative expense (1)	$2.8	$12.8	$12.8
Cost of unit-based compensation charged to general and administrative expense	16.7	—	—
Cost of unit-based compensation charged to operating expense	2.7	—	—
Total amount charged to income	$22.2	$12.8	$12.8

(1)	Unit-based compensation expense was treated as a contribution by the Predecessor in the Consolidated Statement of Changes in Partners' Equity.

Scheduleof Share Based Compensation Restricted Stock and Restricted Stock Units Vested and Fair Value Vested
A summary of the restricted incentive units' aggregate intrinsic value (market value at vesting date) and fair value of units vested (market value at date of grant) during the year ended December 31, 2014 are provided below (in millions):

Year Ended December 31,
EnLink Midstream Partners, LP Restricted Incentive Units:	2014
Aggregate intrinsic value of units vested	$1.8
Fair value of units vested	$1.9
A summary of the restricted units' aggregate intrinsic value (market value at vesting date) and fair value of units vested (market value at date of grant) during the years ended December 31, 2014 is provided below (in millions):

Year Ended December 31,
EnLink Midstream LLC Restricted Incentive Units:	2014
Aggregate intrinsic value of units vested	$3.1
Fair value of units vested	$2.9

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
A summary of the restricted incentive unit activity for the year ended December 31, 2014 is provided below:

EnLink Midstream Partners, LP Restricted Incentive Units:	Number of Units	Weighted Average Grant-Date Fair Value
Non-vested, beginning of period	—	$—
Assumed in business combination	371,225	30.51
Granted	768,989	31.47
Vested*	(62,428)	29.40
Forfeited	(55,595)	31.35
Non-vested, end of period	1,022,191	$31.25
Aggregate intrinsic value, end of period (in millions)	$29.7
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*	Vested units include 24,314 units withheld for payroll taxes paid on behalf of employees.
A summary of the restricted incentive unit activities for the year ended December 31, 2014 is provided below:

EnLink Midstream, LLC Restricted Incentive Units:	Number of Units	Weighted Average Grant-Date Fair Value
Non-vested, beginning of period	—	$—
Assumed in business combination	435,674	37.60
Granted	678,347	36.71
Vested*	(78,133)	37.64
Forfeited	(49,416)	36.75
Non-vested, end of period	986,472	$37.03
Aggregate intrinsic value, end of period (in millions)	$35.1
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* Vested shares include 31,093 units withheld for payroll taxes paid on behalf of employees.